6. Expenses (Tables)	12 Months Ended
Jun. 30, 2018
Expenses Tables Abstract
Expenses
	2018 $	2017 $	2016 $
6a) Director and Employee benefits expense
Wages and Salaries	—	450,318	1,041,974
Contribution to defined contribution plans	—	16,902	48,660
	—	467,220	1,090,634
6b) Other expenses:
Audit fees	26,816	46,748	66,748
Computer maintenance & consumables	—	592	6,114
Communication expenses	7,976	14,725	28,773
Insurance costs	58,192	78,004	91,138
Legal fees	14,787	52,508	152,961
Plant sale and operating costs			188,185
Due diligence costs	—	73,145
Other administrative costs	13,319	32,895	52,273
Total	121,090	298,617	586,192